Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000202270
Account Value [Line Items]
Account Value	$ 15,271	$ 15,166	$ 15,126	$ 15,006	$ 14,933	$ 14,793	$ 14,658	$ 14,581	$ 14,337	$ 14,128	$ 14,154	$ 14,068	$ 13,935	$ 13,778	$ 13,474	$ 13,498	$ 13,364	$ 13,325	$ 13,283	$ 12,952	$ 12,898	$ 12,727	$ 12,548	$ 12,822	$ 12,669	$ 12,334	$ 12,647	$ 12,935	$ 12,975	$ 12,961	$ 13,032	$ 13,011	$ 12,923	$ 12,969	$ 12,933	$ 12,870	$ 12,808	$ 12,836	$ 12,786	$ 12,723	$ 12,662	$ 12,663	$ 12,604	$ 12,504	$ 12,353	$ 12,075	$ 12,085	$ 12,012	$ 11,877	$ 11,652	$ 11,590	$ 11,229	$ 10,767	$ 12,016	$ 12,218	$ 12,185	$ 12,020	$ 11,941	$ 11,978	$ 11,908	$ 11,920	$ 11,821	$ 11,772	$ 11,827	$ 11,636	$ 11,666	$ 11,479	$ 11,195	$ 11,500	$ 11,602	$ 11,613	$ 11,546	$ 11,501	$ 11,422	$ 11,425	$ 11,413	$ 11,371	$ 11,351	$ 11,358	$ 11,250	$ 11,209	$ 11,215	$ 11,154	$ 11,106	$ 11,122	$ 11,030	$ 11,037	$ 11,000	$ 10,953	$ 10,947	$ 10,904	$ 10,855	$ 10,733	$ 10,696	$ 10,647	$ 10,576	$ 10,517	$ 10,375	$ 10,400	$ 10,329	$ 10,170	$ 9,961	$ 10,019	$ 10,054	$ 10,110	$ 10,177	$ 10,164	$ 10,220	$ 10,264	$ 10,225	$ 10,247	$ 10,231	$ 10,167	$ 10,121	$ 9,981	$ 9,943	$ 10,050	$ 9,999	$ 9,957	$ 10,022	$ 10,000
C000202268
Account Value [Line Items]
Account Value	14,486	14,389	14,354	14,243	14,176	14,047	13,921	13,836	13,607	13,426	13,439	13,374	13,251	13,103	12,804	12,842	12,717	12,683	12,645	12,332	12,284	12,110	11,954	12,219	12,075	11,745	12,059	12,336	12,376	12,366	12,436	12,419	12,337	12,370	12,351	12,281	12,236	12,253	12,220	12,150	12,106	12,109	12,043	11,961	11,820	11,557	11,557	11,501	11,374	11,161	11,092	10,760	10,320	11,520	11,716	11,687	11,532	11,459	11,497	11,432	11,446	11,342	11,309	11,353	11,183	11,215	11,039	10,768	11,063	11,164	11,178	11,117	11,076	11,003	11,008	11,000	10,961	10,945	10,944	10,853	10,816	10,824	10,758	10,725	10,743	10,657	10,667	10,623	10,590	10,588	10,548	10,494	10,389	10,356	10,310	10,245	10,179	10,055	10,081	10,006	9,865	9,664	9,723	9,751	9,817	9,886	9,875	9,933	9,979	9,943	9,966	9,952	9,892	9,850	9,716	9,682	9,789	9,732	9,693	9,769	9,750
C000202269
Account Value [Line Items]
Account Value	14,005	13,911	13,877	13,771	13,706	13,581	13,459	13,377	13,156	12,980	12,993	12,930	12,811	12,668	12,378	12,416	12,295	12,261	12,225	11,923	11,876	11,708	11,557	11,813	11,674	11,362	11,673	11,949	11,996	11,993	12,068	12,059	11,988	12,028	12,017	11,968	11,920	11,944	11,920	11,859	11,823	11,834	11,789	11,705	11,574	11,324	11,331	11,284	11,167	10,965	10,904	10,573	10,158	11,346	11,546	11,525	11,379	11,314	11,359	11,302	11,312	11,227	11,190	11,252	11,091	11,129	10,960	10,697	10,998	11,105	11,126	11,071	11,038	10,960	10,973	10,981	10,950	10,940	10,945	10,850	10,830	10,845	10,785	10,748	10,783	10,703	10,720	10,683	10,645	10,660	10,615	10,577	10,477	10,450	10,411	10,340	10,291	10,161	10,204	10,133	9,995	9,798	9,854	9,897	9,971	10,046	10,041	10,096	10,158	10,128	10,158	10,151	10,096	10,060	9,929	9,900	10,015	9,963	9,929	10,013	10,000
C000202272
Account Value [Line Items]
Account Value	15,272	15,165	15,108	15,003	14,929	14,788	14,652	14,559	14,314	14,119	14,130	14,057	13,924	13,751	13,447	13,484	13,350	13,309	13,253	12,935	12,881	12,696	12,529	12,802	12,635	12,300	12,625	12,911	12,936	12,935	13,005	12,983	12,895	12,926	12,902	12,825	12,775	12,789	12,739	12,675	12,613	12,625	12,554	12,453	12,314	12,037	12,034	11,973	11,838	11,613	11,539	11,178	10,730	11,974	12,162	12,141	11,976	11,897	11,934	11,864	11,863	11,764	11,714	11,768	11,589	11,619	11,433	11,149	11,440	11,553	11,564	11,497	11,452	11,361	11,364	11,363	11,320	11,300	11,296	11,188	11,159	11,164	11,092	11,045	11,072	10,980	10,987	10,939	10,891	10,896	10,842	10,793	10,682	10,644	10,594	10,514	10,454	10,313	10,337	10,266	10,108	9,912	9,973	10,001	10,069	10,139	10,128	10,188	10,235	10,198	10,222	10,207	10,146	10,103	9,965	9,930	10,040	9,981	9,942	10,019	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	12,062	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,865	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,842	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,885	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,889	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,181	10,126	10,028	10,109	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	12,062	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,865	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,842	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,885	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,889	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,181	10,126	10,028	10,109	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	12,062	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,865	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,842	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,885	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,889	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,181	10,126	10,028	10,109	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 12,062	$ 11,794	$ 11,688	$ 11,497	$ 11,772	$ 11,658	$ 11,799	$ 11,827	$ 11,395	$ 10,904	$ 11,071	$ 11,341	$ 11,410	$ 11,399	$ 11,416	$ 11,536	$ 11,466	$ 11,203	$ 11,485	$ 11,140	$ 11,178	$ 10,776	$ 10,895	$ 11,386	$ 11,690	$ 11,403	$ 11,636	$ 11,572	$ 12,020	$ 12,352	$ 12,522	$ 12,803	$ 12,812	$ 12,796	$ 12,807	$ 12,917	$ 12,926	$ 12,797	$ 12,705	$ 12,656	$ 12,551	$ 12,699	$ 12,865	$ 12,946	$ 12,901	$ 12,735	$ 12,781	$ 12,804	$ 12,878	$ 12,656	$ 12,551	$ 12,435	$ 12,191	$ 12,434	$ 12,250	$ 12,034	$ 12,016	$ 12,019	$ 11,980	$ 12,032	$ 11,766	$ 11,731	$ 11,567	$ 11,393	$ 11,377	$ 11,175	$ 11,163	$ 11,011	$ 10,842	$ 10,793	$ 10,884	$ 10,931	$ 10,877	$ 10,855	$ 10,870	$ 10,811	$ 10,884	$ 10,829	$ 10,933	$ 11,039	$ 10,991	$ 11,007	$ 10,994	$ 11,033	$ 10,939	$ 10,885	$ 10,894	$ 10,810	$ 10,721	$ 10,725	$ 10,643	$ 10,605	$ 10,574	$ 10,817	$ 10,889	$ 10,887	$ 10,875	$ 10,786	$ 10,600	$ 10,591	$ 10,520	$ 10,392	$ 10,319	$ 10,206	$ 10,258	$ 10,295	$ 10,262	$ 10,222	$ 10,253	$ 10,193	$ 10,308	$ 10,326	$ 10,338	$ 10,296	$ 10,356	$ 10,163	$ 10,181	$ 10,126	$ 10,028	$ 10,109	$ 10,000
BlackRock Floating Rate Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
BlackRock Floating Rate Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
BlackRock Floating Rate Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
BlackRock Floating Rate Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index